SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2014	Mar. 19, 2014 USD ($) $ / shares	Mar. 19, 2014 ILS (₪) ₪ / shares
Shareholders Equity [Line Items]
Cash dividend declared, amount		$ 2	₪ 6.9
Cash dividend declared, value per share | (per share)		$ 0.22	₪ 0.76
Cash dividend declared, declaration date	Mar. 19, 2014
Cash dividend declared, record date	Apr. 21, 2014
Cash dividend declared, payment date	May 07, 2014